Impairment of non-financial assets	12 Months Ended
Dec. 31, 2025
Impairment of non-financial assets
Impairment of non-financial assets

14.Impairment of non-financial assets

The Group evaluates whether there is any indication of impairment for an asset on the relevant reporting date. If such an indication exists, the asset’s recoverable amount is estimated. If the recoverable amount of the asset or any cash-generating unit (“CGU”) to which the asset belongs exceeds its carrying amount, no impairment loss is recognized.

As of 31 December 2025, and 2024, no indication of impairment was found in any CGU of the Group and no impairment test was performed.